Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	HUBS
Entity Registrant Name	HUBSPOT INC
Entity Central Index Key	0001404655
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer